Basis of Presentation and Separation Separation and Distribution (Detail)	May 09, 2018 USD ($) shares	May 03, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Number of companies separated	2
Common stock issued (in shares) | shares	77,339,828
Conversion ratio	0.5
Tax matters agreement, minimum percentage change in stock ownership	40.00%
Principal amount of debt issued	$ 715,000,000
Business separation payment	700,000,000	$ 700,000,000
Intercompany notes payable			$ 224,500,000	$ 233,100,000
Term Loan Facility
Debt Instrument [Line Items]
Principal amount of debt issued	$ 415,000,000
6.375% Senior Notes Due May 2026 | Senior Notes
Debt Instrument [Line Items]
Principal amount of debt issued		$ 300,000,000